Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Offering costs	$ 114	$ 727
Reverse Stock Split Conversion Ratio		0.033
Common Stock [Member]
Offering costs	$ 114	$ 727